Factoring Arrangement (Details Narrative) - USD ($)	Aug. 23, 2019	Mar. 31, 2020	Jun. 30, 2019
Due to factor		$ 399,000
Factoring Agreement [Member] | Capital Finance Corp [Member]
Factoring facility maximum credit	$ 3,000,000
Undisputed receivables purchase percentage	90.00%
Facility fee percentage	1.00%
Facility description	Factoring Agreement and a factoring fee of 0.75% of the face value of purchased receivables for 1st 30-days such receivables are outstanding after purchase and 0.35% for each 15-days.
Factoring fees and financing fees percentage	0.50%
Termination fee percentage		0.50%
Due to factor		$ 399,000
Factoring Agreement [Member] | Floor [Member] | Capital Finance Corp [Member]
Floating rate	8.00%
Factoring Agreement [Member] | Prime [Member] | Capital Finance Corp [Member]
Floating rate	2.00%